Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Net gains (losses) recognized during the period	¥ 520,036	¥ (474,755)
Net gains (losses) recognized during the period on equity securities sold during the period	20,281	(97,385)
Net unrealized gains (losses) recognized during the reporting period still held at the reporting date	¥ 499,755	¥ (377,370)